Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Capital surplus [Member]	Treasury stock [member]	Retained earnings [Member]	Other components of equity [member]	Equity attributable to owners of the parent [Member]	Non-controlling interests [Member]
Beginning balance at Mar. 31, 2023	¥ 11,502,291	¥ 86,067	¥ 185,589	¥ (484,931)	¥ 9,980,128	¥ 1,417,397	¥ 11,184,250	¥ 318,041
Comprehensive income for the year
Profit (loss) for the year	1,182,590				1,107,174		1,107,174	75,416
Other comprehensive income, net of tax	893,359					874,274	874,274	19,085
Total comprehensive income for the year	2,075,949				1,107,174	874,274	1,981,448	94,501
Reclassification to retained earnings					(17,715)	17,715
Transactions with owners and other
Dividends paid	(305,760)				(241,865)		(241,865)	(63,895)
Purchases of treasury stock	(250,513)			(250,513)			(250,513)
Disposal of treasury stock	504			504			504
Cancellation of treasury stock			(623)	184,132	(183,509)
Share-based payment transactions	3		3				3
Equity transactions and others	(16,602)		20,104			3,064	23,168	(39,770)
Total transactions with owners and other	(572,368)		19,484	(65,877)	(425,374)	3,064	(468,703)	(103,665)
Ending balance at Mar. 31, 2024	13,005,872	86,067	205,073	(550,808)	10,644,213	2,312,450	12,696,995	308,877
Comprehensive income for the year
Profit (loss) for the year	903,034				835,837		835,837	67,197
Other comprehensive income, net of tax	(136,758)					(136,687)	(136,687)	(71)
Total comprehensive income for the year	766,276				835,837	(136,687)	699,150	67,126
Reclassification to retained earnings					(10,058)	10,058
Transactions with owners and other
Dividends paid	(426,497)				(347,805)		(347,805)	(78,692)
Purchases of treasury stock	(722,365)			(722,365)			(722,365)
Disposal of treasury stock	328			328			328
Share-based payment transactions	226		226				226
Equity transactions and others	3,982							3,982
Total transactions with owners and other	(1,144,326)		226	(722,037)	(347,805)		(1,069,616)	(74,710)
Ending balance at Mar. 31, 2025	12,627,822	86,067	205,299	(1,272,845)	11,122,187	2,185,821	12,326,529	301,293
Comprehensive income for the year
Profit (loss) for the year	(353,023)				(423,941)		(423,941)	70,918
Other comprehensive income, net of tax	892,370					869,256	869,256	23,114
Total comprehensive income for the year	539,347				(423,941)	869,256	445,315	94,032
Reclassification to retained earnings					7,588	(7,588)
Transactions with owners and other
Dividends paid	(349,155)				(284,390)		(284,390)	(64,765)
Purchases of treasury stock	(670,933)			(670,933)			(670,933)
Disposal of treasury stock	663			663			663
Cancellation of treasury stock				1,046,188	(1,046,188)
Share-based payment transactions	(405)		(405)				(405)
Total transactions with owners and other	(1,019,830)		(405)	375,918	(1,330,578)		(955,065)	(64,765)
Other changes	733				733		733
Ending balance at Mar. 31, 2026	¥ 12,148,072	¥ 86,067	¥ 204,894	¥ (896,927)	¥ 9,375,989	¥ 3,047,489	¥ 11,817,512	¥ 330,560